Subsidiary undertakings (Narrative) (Details)	Nov. 17, 2025
GeoPark Argentina S.A. (Argentina) [Member]
Disclosure of subsidiaries [line items]
Subsidiary ownership percentage by parent	95.7
GeoPark Colombia Coperatie U.A. (The Netherlands) [member]
Disclosure of subsidiaries [line items]
Subsidiary ownership percentage by noncontrolling owner	4.10%
GeoPark (UK) Limited (United Kingdom) [Member]
Disclosure of subsidiaries [line items]
Subsidiary ownership percentage by noncontrolling owner	0.20%